Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 28, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Dec. 28, 2017
Document Effective Date	Dec. 28, 2017
Prospectus Date	Jun. 28, 2017
Wasmer Schroeder High Yield Municipal Fund | Institutional Class
Prospectus:
Trading Symbol	WSHYX